Income Taxes - Schedule of Reconciliation of the Federal Income Tax Rate (Details) - Federal Income Tax Rate [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Expected income tax expense (benefit) computed at the statutory rate, Amount	$ (981,343)	$ (2,792,305)
Expected income tax expense (benefit) computed at the statutory rate, Percentage	21.00%	21.00%
State Taxes (Net of Federal Benefit), Amount	$ 507,805	$ (667,494)
State Taxes (Net of Federal Benefit), Percentage	(10.87%)	5.02%
Nontaxable or Nondeductible Items
Gain on forgiveness of debt, Amount	$ 1,133,061
Gain on forgiveness of debt, Percentage	(24.25%)
Change in fair value of derivative liability, related party	$ (71,610)
Change in fair value of derivative liability, related party	1.53%
Change in fair value of derivative liability	$ 434,758
Change in fair value of derivative liability	(9.30%)
Loss on extinguishment of debt	$ 337,247
Loss on extinguishment of debt	(7.22%)
Other, Amount	$ 60,344	$ 420,205
Other, Percentage	(1.29%)	(3.16%)
Exchange of Class B units for Class A common stock, Amount	$ 1,401,292	$ (430,813)
Exchange of Class B units for Class A common stock, Percentage	(29.99%)	3.24%
Income tax provision (benefit), Amount	$ 2,821,554	$ (3,470,407)
Income tax provision (benefit), Percentage	(60.38%)	26.10%